Consolidated Statements of Cash Flows (Parenthetical) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Cash, cash equivalents, restricted cash and cash associated with assets held for sale consists of:
Cash	$ 191	$ 559
Short-term investments	5	8
Restricted cash	17	21
Assets held for sale	8	0
Cash, cash equivalents, restricted cash and cash associated with assets held for sale	$ 221	$ 588